THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL U.S. EQUITY FUND JUNE 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.8%

	Shares	Value
Communication Services — 9.1%
Alphabet, Cl A	4,980	$877,626
Meta Platforms, Cl A	1,233	910,065
		1,787,691
Consumer Discretionary — 9.1%
Amazon.com *	5,117	1,122,618
AutoZone *	53	196,748
Booking Holdings	40	231,570
Home Depot	603	221,084
		1,772,020
Consumer Staples — 10.4%
Casey's General Stores	793	404,644
Coca-Cola	13,818	977,623
Mondelez International, Cl A	5,295	357,095
PepsiCo	2,213	292,205
		2,031,567
Financials — 15.5%
Berkshire Hathaway, Cl B *	510	247,743
CME Group, Cl A	2,636	726,534
Intercontinental Exchange	5,021	921,203
Mastercard, Cl A	1,357	762,552
Progressive	1,438	383,745
		3,041,777
Health Care — 13.3%
Abbott Laboratories	5,855	796,339
Boston Scientific *	3,649	391,939
IDEXX Laboratories *	819	439,262
Thermo Fisher Scientific	1,292	523,854
Zoetis, Cl A	2,963	462,080
		2,613,474
Industrials — 10.2%
Copart *	5,432	266,548
Ferguson Enterprises	2,242	488,196
RB Global	7,352	780,709
Union Pacific	1,979	455,328
		1,990,781
Information Technology — 22.3%
Accenture, Cl A	622	185,909
Adobe *	1,124	434,853
Akamai Technologies *	2,418	192,860
Amphenol, Cl A	5,636	556,555
Intuit	936	737,222
KLA	219	196,167
Microsoft	2,454	1,220,644
ServiceNow *	200	205,616
Synopsys *	847	434,240
Workday, Cl A *	803	192,720
		4,356,786
Materials — 5.6%
CRH	3,724	341,863
Ecolab	2,006	540,497
Vulcan Materials	854	222,740
		1,105,100

COMMON STOCK — continued

	Shares	Value
Real Estate — 2.3%
American Tower	2,004	$442,924

TOTAL COMMON STOCK
(Cost $11,672,368)		19,142,120

TOTAL INVESTMENTS — 97.8%
(Cost $11,672,368)		$19,142,120

Percentages are based on Net Assets of $19,582,566.

*	Non-income producing security.

Cl — Class

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
GLOBAL ENVIRONMENTAL CHANGE FUND
JUNE 30, 2025
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.1%#

	Shares	Value
AUSTRIA — 1.4%
Industrials — 1.4%
ANDRITZ	2,446	$181,808

CANADA — 2.8%
Industrials — 1.8%
Stantec	2,149	233,830

Materials — 1.0%
West Fraser Timber	1,871	137,204
		371,034
CHINA — 3.1%
Consumer Discretionary — 1.4%
BYD, Cl H	12,000	187,263

Industrials — 1.7%
Contemporary Amperex Technology, Cl A	6,200	218,235
		405,498
DENMARK — 0.6%
Industrials — 0.6%
Vestas Wind Systems	5,777	86,668

FRANCE — 7.8%
Industrials — 5.4%
Alstom *	6,958	162,285
Cie de Saint-Gobain	2,721	319,367
Schneider Electric	888	236,192
		717,844
Materials — 1.5%
Air Liquide	968	199,705

Utilities — 0.9%
Veolia Environnement	3,263	116,271
		1,033,820
GERMANY — 2.9%
Industrials — 2.9%
KION Group	2,656	147,797
Siemens	899	230,487
		378,284
ITALY — 2.7%
Industrials — 2.7%
Prysmian	5,015	354,682

JAPAN — 5.6%
Health Care — 0.8%
Hoya	900	107,215

Industrials — 3.8%
Daifuku	9,995	258,334

COMMON STOCK — continued

	Shares	Value
JAPAN — continued
East Japan Railway	11,156	$240,775
		499,109
Information Technology — 1.0%
Murata Manufacturing	9,112	136,296
		742,620
NETHERLANDS — 6.1%
Information Technology — 6.1%
ASM International	308	197,151
ASML Holding	386	308,098
NXP Semiconductors	1,362	297,583
		802,832
SPAIN — 3.9%
Utilities — 3.9%
EDP Renovaveis	10,959	122,315
Iberdrola	20,324	389,994
		512,309
TAIWAN — 2.8%
Information Technology — 2.8%
Chroma ATE	13,145	199,119
Delta Electronics	12,000	169,656
		368,775
UNITED KINGDOM — 4.3%
Industrials — 1.8%
Intertek Group	2,278	148,214
Spirax Group	1,152	94,166
		242,380
Utilities — 2.5%
National Grid	22,141	322,609
		564,989
UNITED STATES — 55.1%
Consumer Discretionary — 0.9%
LKQ	3,220	119,172

Industrials — 23.4%
Carrier Global	2,013	147,331
Clean Harbors *	673	155,584
Ferguson Enterprises	1,089	237,130
Hubbell, Cl B	473	193,178
Jacobs Solutions	1,567	205,982
Johnson Controls International	1,854	195,820
MasTec *	889	151,512
nVent Electric	2,656	194,552
Quanta Services	662	250,289
Regal Rexnord	1,286	186,419
Trane Technologies	607	265,508
Union Pacific	1,051	241,814
Veralto	1,459	147,286
Waste Management	1,061	242,778
Xylem	2,070	267,775
		3,082,958

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL GLOBAL ENVIRONMENTAL CHANGE FUND JUNE 30, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
Information Technology — 20.1%
ANSYS *	1,137	$399,337
Applied Materials	1,335	244,398
Autodesk *	732	226,605
Cadence Design Systems *	812	250,218
First Solar *	768	127,135
Itron *	1,695	223,113
Marvell Technology	3,028	234,367
PTC *	860	148,212
Roper Technologies	496	281,153
Trimble *	2,050	155,759
Universal Display	1,089	168,207
Zebra Technologies, Cl A *	622	191,800
		2,650,304
Materials — 6.7%
Ecolab	1,068	287,762
Linde	857	402,087
Smurfit WestRock GBP	3,458	149,139
Smurfit WestRock USD	939	40,518
		879,506
Utilities — 4.0%
American Water Works	1,839	255,823
NextEra Energy	3,883	269,558
		525,381
		7,257,321
TOTAL COMMON STOCK
(Cost $10,439,747)		13,060,640

TOTAL INVESTMENTS — 99.1%
(Cost $10,439,747)		$13,060,640

Percentages are based on Net Assets of $13,175,921.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*	Non-income producing security.

Cl — Class

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent financial statements.

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